Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses	$ 105,032	$ 24,210	$ 5,748
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000	275,000,000
Common stock, shares issued	5,205,098	819,516	258,529
Common stock, shares outstanding	5,205,098	819,516	258,529
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par authorized	75,000,000	75,000,000	75,000,000
Preferred stock, shares issued	1	1	0
Preferred stock, shares outstanding	1	1	0
Reverse Stock Split [Member]
Common stock, par value		$ 0.0001
Common stock, shares authorized		275,000,000
Common stock, shares issued		819,516
Common stock, shares outstanding		819,516
Preferred stock, par value		$ 0.0001
Preferred stock, par authorized		75,000,000
Preferred stock, shares issued		1
Preferred stock, shares outstanding		1
Common Class A [Member]
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	4,973,984	588,402	27,416
Common stock, shares outstanding	4,973,984	588,402	27,416
Common Class A [Member] | Reverse Stock Split [Member]
Common stock, shares issued		588,403
Common stock, shares outstanding		588,403
Common Class B [Member]
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	231,114	231,114	231,113
Common stock, shares outstanding	231,114	231,114	231,113
Common Class B [Member] | Reverse Stock Split [Member]
Common stock, shares issued		231,113
Common stock, shares outstanding		231,113